Depreciation and amortization (Tables)	12 Months Ended
Mar. 31, 2022
Depreciation and amortisation expense [abstract]
Disclosure of Detailed Information about Depreciation and Amortization Expense

(EUR thousand)		For the financial year ended March 31
Depreciation and amortization	Notes	2022	2021	2020
Depreciation of property, plant and equipment	15	(16,737)	(19,425)	(21,651)
Amortization of customer relationships		(47,222)	(72,752)	(71,325)
Amortization of trademarks		(2,237)	(2,237)	(2,237)
Amortization of other intangible assets		(21,704)	(21,904)	(18,368)
Amortization of intangible assets	16	(71,163)	(96,893)	(91,930)
Total		(87,900)	(116,318)	(113,581)